Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany transactions and balances have been eliminated upon consolidation. All foreign currency amounts in the condensed consolidated statement of operations and comprehensive loss have been translated using an average rate for the reporting period. All foreign currency balances in the balance sheet have been translated using the spot rate at the end of the reporting period. All figures expressed, except share amounts, are in U.S. dollars in millions.

The Company presents its financial statements on a consolidated basis including all of its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated. All foreign currency amounts in the statements of operations and comprehensive loss have been translated using an average rate for the reporting period. All foreign currency balances in the balance sheet have been translated using the spot rate at the end of the year. All figures expressed, except share amounts, are represented in U.S. dollars in millions.

Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to contingent assets and liabilities as of the date of the financial statements as well as the reported amounts of revenue and expense during the reporting period. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates reflected in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for loss and loss adjustment expense, reinsurance recoverables on unpaid losses, valuation allowance on deferred tax assets and valuation on stock-based compensation prior to the Company’s Initial Public Offering (the “IPO”).

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, reserves for loss and loss adjustment expense, reinsurance recoverable on unpaid losses, the fair values of investments, valuation allowance on deferred tax assets and the valuation of stock-based compensation.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

Cash and cash equivalents consist primarily of bank deposits and money market accounts with maturities of three months or less at the date of acquisition and are stated at cost, which approximates fair value. The Company’s restricted cash relates to security deposits for office leases in Israel. The carrying value of restricted cash approximates fair value.

Cash consists primarily of cash on hand and bank deposits. Cash equivalents consist primarily of money market accounts with maturities of three months or less at the date of acquisition and are stated at cost, which approximates fair value. The Company’s restricted cash relates to security deposits for office leases in Israel. The carrying value of restricted cash approximates fair value.

Deferred offering costs

Deferred offering costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction to the carrying value of stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of such offering. In connection with the IPO, the Company incurred total offering costs of $32.4 million, of which $28.9 million was recorded as a reduction to gross proceeds, and $3.5 million was recognized as a component of general and administrative expense in 2019. On January 14, 2021, the Company completed a Follow-on Offering of common stock, as defined and discussed in detail in Note 9, which generated net proceeds of $525.7 million, after deducting underwriting discounts and offering costs. On February 1, 2021, the underwriters exercised their option to purchase additional shares, and generated additional net proceeds to us of $114.6 million. Deferred offering costs from the Follow-on Offering amounted to $0.4 million.

Deferred acquisition costs

Direct acquisition expenses, which primarily consist of premium taxes, related to each policy the Company writes are deferred and amortized to expense in proportion to the premium earned, generally over a period of one year. Deferred acquisition costs are reviewed at least annually to determine their recoverability from future income. If any such costs are determined not to be recoverable they are charged to expense. Anticipated net loss and LAE and estimated remaining costs of servicing contracts are considered when evaluating recoverability of deferred acquisition costs. The amount of deferred acquisition costs amortized to income was $4.9 million, $2.1 million, and $0.7 million for the years ended December 31, 2020, 2019, and 2018 respectively, and are included in other insurance expense on the consolidated statements of operations and comprehensive loss.

Recent accounting pronouncements

Recent accounting pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes, simplifies the various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifies and amends the existing guidance to improve consistent application. The adoption of ASU 2019-12 beginning January 1, 2021 did not have a material impact on our condensed consolidated financial statement and related disclosures.

In February 2016, the FASB issued Leases (Topic 842) (“ASU 2016-02”), whereby a lessee will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. ASU 2016-02 is effective for the Company’s annual periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The adoption of the new standard is expected to result in the recognition of additional lease liabilities and right-of-use assets as of January 1, 2022. The Company is evaluating the potential impact of this pronouncement.

In June 2016, the FASB issued Financial Instruments — Credit Losses, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 will change the way entities recognize impairment of financial assets by requiring immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets, including, among others, held-to-maturity debt securities, premium receivables, and reinsurance recoverable. The valuation allowance is a measurement of expected losses that is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This methodology is referred to as the current expected credit loss model. ASU 2016-13 requires a valuation allowance to be calculated on these financial assets, as well as available for sale securities, and that they be presented on the financial statements net of the valuation allowance. ASU 2016-13 is effective for the Company’s annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its financial condition and results of operations, with a primary focus on its reinsurance recoverable.

Recent accounting pronouncements

The Company currently qualifies as an "emerging growth company" under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 ("ASU 2014-09") "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)" and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This standard established the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligations. Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance contracts recognized in accordance with ASC Topic 944, Financial Services — Insurance ("ASC 944"). The Company adopted the standard and all related amendments using the modified retrospective method, effective January 1, 2019. The Company’s primary sources of revenue are recognized in accordance with ASC 944 as such, revenue within the scope of the new standard primarily includes commission revenue. There was no material changes in the timing or measurement of revenues based upon the guidance. As a result, there was no cumulative effect on retained earnings.

In January 2016, the FASB issued Financial Instruments — Overall, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). ASU 2016-01 affected the recognition, measurement, presentation, and disclosure of financial instruments. The guidance required equity investments to be measured at fair value with changes in fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee) and an assessment of a valuation allowance on deferred tax assets related to unrealized losses of available-for-sale debt securities in combination with other deferred tax assets. The Company adopted the standard and all related amendments prospectively, effective January 1, 2019. The adoption of ASU 2016-01 did not have a material impact on the financial condition and results of operations of the Company.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash" ("ASU 2016-18"), which requires restricted cash to be presented with cash and cash equivalents on the consolidated statements of cash flows and disclosure of how the consolidated statements of cash flows reconciles to the balance sheet if restricted cash is shown separately from cash and cash equivalents on the balance sheet. The Company adopted ASU 2016-18 as of January 1, 2019. Restricted cash is now included as a component of cash, cash equivalents and restricted cash on the Company’s consolidated statements of cash flows. Upon the adoption of ASU 2016-18, the amount of cash and cash equivalents previously presented on the consolidated statements of cash flows reflects the inclusion of restricted cash in the amount reported for changes in cash, cash equivalents and restricted cash. Additionally, as a result of the adoption, transfers between restricted and unrestricted cash are no longer presented as a component of the Company’s investing activities.

In June 2018, the FASB issued ASU 2018-07 "Compensation — Stock Compensation (Topic 718); Improvements to Nonemployee Share-Based Payment Accounting". ASU 2018-07 simplifies the accounting for share-based payments made to nonemployees so the accounting for such payments is substantially the same as those made to employees. Under this ASU, share-based awards to nonemployees will be measured at fair value on the grant date of the awards, entities will need to assess the probability of satisfying performance conditions if any are present, and awards will continue to be classified according to ASC 718 upon vesting, which eliminates the need to reassess classification upon vesting, consistent with awards granted to employees. The Company adopted ASU 2018-07 on January 1, 2019, which had no impact on the consolidated financial statements as all share-based awards granted to nonemployees prior to adoption were fully vested.

Recently issued accounting pronouncements

In February 2016, the FASB issued Leases (Topic 842) ("ASU 2016-02"), whereby lessee’s will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In November 2019, the FASB issued Accounting Standards Update 2019-10-Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The ASU provides a framework to stagger effective dates for future major accounting standards and amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changed the effective date for ASU 2016-02 which now effective for annual periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The adoption of the new standard is expected to result in the recognition of additional lease liabilities and right-of-use assets as of January 1, 2022. The Company is currently evaluating the potential impact of ASU 2016-02 on its financial condition and results of operations.

In June 2016, the FASB issued Financial Instruments — Credit Losses, Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"). ASU 2016-13 will change the way entities recognize impairment of financial assets by requiring immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets, including, among others, held-to-maturity debt securities, premium receivables, and reinsurance recoverable. The valuation allowance is a measurement of expected losses that is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This methodology is referred to as the current expected credit loss model. ASU 2016-13 requires a valuation allowance to be calculated on these financial assets, as well as available for sale securities, and that they be presented on the financial statements net of the valuation allowance. In November 2019, the FASB issued Accounting Standards Update 2019-10-Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. The ASU provides a framework to stagger effective dates for future major accounting standards and amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changed the effective dates for ASU 2016-13 which is now effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the potential impact of ASU 2016-13 on its financial condition and results of operations.

Reclassification	Reclassification Certain accounts in the prior period financial statements were reclassified to conform with the current period presentation.	Reclassification Certain accounts in the prior year financial statements were reclassified to conform with the current year presentation.